                               VIA EDGAR
                               ---------

CHRISTOPHER A. MARTIN
COUNSEL
PHONE:  (314) 444-0499
Fax:    (314) 444-0510
                                    May 7, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                          RE:  GENERAL AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT ELEVEN -- VUL 100
                               FILE NOS. 33-84101 & 811-4901

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Eleven -- VUL-100 (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 4 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0499.

                                    Sincerely,

                                    /s/ Christopher A. Martin

                                    Christopher A. Martin



cc:   David Goldstein, Sutherland, Asbill & Brennan, L.L.P.



CAM/GenAm-11.doc